Other reserves - Schedule of Other Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER RESERVES (Details) - Schedule of Merger Reserve [Line Items]
Merger reserve	£ 7,102	£ 7,149	£ 7,149	£ 7,149
Other reserves	8,827	8,508	6,587
Other reserves
OTHER RESERVES (Details) - Schedule of Merger Reserve [Line Items]
Merger reserve	7,102	7,149	7,149
Capital redemption reserve	5,751	5,370	4,932
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(113)	(67)	50
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	93	0	57
Cash flow hedging reserve	(3,755)	(3,766)	(5,476)
Foreign currency translation reserve	£ (251)	£ (178)	£ (125)